Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other - Footnotes (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 6	$ 10
Impairment of investments	1	2
Royalties Received	(17)	(58)
Ayanfuri Mine [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	0	(35)
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(14)	(20)
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(3)	(2)
Other Royalty Agreements [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	0	(1)
Namibia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(1)	1
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		5
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	6	4
United States of America [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	2
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(2)
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 1